Loans and asset quality - Nonperforming Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Nonperforming loans		$ 286	$ 125
Other assets owned		6	3
Total nonperforming assets	[1]	292	128
Loans fair value			53
Total Domestic | Financial institutions
Financing Receivable, Impaired [Line Items]
Nonperforming loans		171	0
Total Domestic | Other residential mortgages
Financing Receivable, Impaired [Line Items]
Nonperforming loans		102	112
Total Domestic | Wealth management loans and mortgages
Financing Receivable, Impaired [Line Items]
Nonperforming loans		11	12
Total Domestic | Commercial real estate
Financing Receivable, Impaired [Line Items]
Nonperforming loans		$ 2	$ 1

[1]	Loans of consolidated investment management funds are not part of BNY Mellon’s loan portfolio. Included in the loans of consolidated investment management funds are nonperforming loans of $53 million at Dec. 31, 2014. These loans are recorded at fair value and therefore do not impact the provision for credit losses and allowance for loan losses, and accordingly are excluded from the nonperforming assets table above. In the second quarter of 2015, BNY Mellon adopted the new accounting guidance included in ASU 2015-02, Consolidations. As a result, we deconsolidated substantially all of the loans of consolidated investment management funds retrospectively to Jan. 1, 2015.